Shareholder Report, Holdings (Details) - C000236197	May 31, 2026
U.S. Treasury Inflation Indexed Bonds9350308
Holdings [Line Items]
Percent of Total Investments	6.70%
U.S. Treasury Inflation Indexed Bonds9350374
Holdings [Line Items]
Percent of Total Investments	5.60%
U.S. Treasury Inflation Indexed Bonds9350296
Holdings [Line Items]
Percent of Total Investments	5.40%
U.S. Treasury Inflation Indexed Bonds9350290
Holdings [Line Items]
Percent of Total Investments	5.00%
U.S. Treasury Inflation Indexed Bonds9350280
Holdings [Line Items]
Percent of Total Investments	4.50%
U.S. Treasury Inflation Indexed Bonds9350294
Holdings [Line Items]
Percent of Total Investments	4.50%
U.S. Treasury Inflation Indexed Bonds9350377
Holdings [Line Items]
Percent of Total Investments	4.20%
U.S. Treasury Inflation Indexed Bonds9350386
Holdings [Line Items]
Percent of Total Investments	3.90%
U.S. Treasury Inflation Indexed Bonds9350286
Holdings [Line Items]
Percent of Total Investments	3.90%
U.S. Treasury Inflation Indexed Bonds9350371
Holdings [Line Items]
Percent of Total Investments	3.90%
Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.30%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.30%